Components of Income (Loss) Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ (10,590)	$ (6,759)	$ (2,106)
Hong Kong and other jurisdictions	(2,664)	10,703	(7,428)
(Loss) income before income tax	$ (13,254)	$ 3,944	$ (9,534)